Revenue from Contracts with Customers (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Net Revenues
The following table summarizes the Company’s disaggregated net revenues information (in thousands):

	Three Months Ended March 31,
	2024	2023 As Restated[2]
Net revenues:
Weedmaps for Business and other SaaS solutions	$13,282	$11,310
Featured and deal listings	28,166	32,280
Subtotal	41,448	43,590
Other ad solutions	2,941	2,826
Total net revenues[1]	$44,389	$46,416

1	Net revenues are net of discounts of $0.2 million and $1.1 million, respectively, for three months ended March 31, 2024 and 2023.
2
For the three months ended March 31, 2023, net revenue has been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.

The following table summarizes the Company’s disaggregated net revenue information (in thousands):

	Years Ended December 31,
	2023	2022	2021
Net revenues:
Featured and deal listings	$126,546	$149,621	$138,480
Weedmaps for Business	46,730	50,662	42,611
Subtotal	173,276	200,283	181,091
Other ad solutions	14,717	15,248	12,055
Total net revenues[1]	$187,993	$215,531	$193,146

1
Net revenues are net of discounts of $4.2 million in 2023, $4.5 million in 2022 and $2.6 million in 2021, primary related to the Company’s Teal program. See “Revenue Recognition” of Note 2, “Summary of Significant Accounting Policies” to the consolidated financial statements for further discussion.